Short-term bank loans (Details Textual) ¥ in Millions	Dec. 31, 2015 USD ($)	Dec. 16, 2015 USD ($)	Dec. 16, 2015 CNY (¥)	Aug. 17, 2015 USD ($)	Aug. 17, 2015 CNY (¥)	May 13, 2015 USD ($)	May 13, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Jan. 08, 2014 USD ($)	Jan. 08, 2014 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 8,444,680					$ 2,280,680	¥ 14.8	$ 2,117,700	$ 2,117,700	¥ 13.0
Tantech Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable		$ 3,082,000	¥ 20.0	$ 3,082,000	¥ 20.0
Debt Instrument, Interest Rate, Stated Percentage		5.66%	5.66%	6.305%	6.305%
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						6.90%	6.90%		6.90%	6.90%